Related Party Transactions	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
22.	Related Party Transactions

During the year-ended September 30, 2008, the Company was provided with an unsecured loan from a Director and Officer totaling £500,000.  The loan, which was denominated in Sterling, bore interest at a rate equal to the Bank of England base rate, plus 3.75% and fell due for repayment no later than May 31, 2010.  In October, 2009 the Company repaid the principal and all accrued interest of this loan, totaling $937,548.

During the year ended September 30, 2011, the Company incurred legal fees of $133,242 (2010 - $83,203) for services provided by a law firm of which a director of the Company is a partner. Accounts payable and accrued liabilities at September 30, 2011 included $23,955 (2010 - $4,968) related to these services.

During the year ended September 30, 2010, the Company incurred consulting fees for services performed by two directors of the Company totalling $6,608. The consulting services were not provided during the year ended September 30, 2011 and no amounts were due to directors in relation to consulting services (2010: $nil).

During the year ended September 30, 2011, the Company incurred consulting fees of $60,722 (2010: $18,432) for services provided by a company which a Director and Officer of the Company controls.  Accounts payable and accrued liabilities at September 30, 2011 included $5,072 (2010: $4,993) related to these services.

During the year ended September 30, 2011, the Company incurred expenses in relation to setting up e-mail marketing campaigns on behalf of a number of retail customers of $8,449 (2010: $41,740), website services of $3,000 (2010: $6,920) and software development services of $3,500 with a company of which a director of the Company is Chairman and Chief Executive Officer.  Accounts payable and accrued liabilities at September 30, 2011 included $nil (2010: $7,128) related to these services.

The Company shares its UK premises with another company of which an Officer is a majority shareholder.  During the year ended September 30, 2011, the Company was recharged its proportional share of office running costs totalling $93,803 (2010: $192,395) by this related party.  In addition, during the year ended September 30, 2011, the Company used the software development services of this company, incurring costs of $58,941 (2010: $95,398).  At September 30, 2011, accounts payable included $21,578 (2010: $25,118) related to these services.

During the year ended September 30, 2010, the Company utilized the services of an Officers’ family member on a contract basis, incurring fees of $28,326.  These services were not provided during the year ended September 30, 2011 and no amounts were due to in relation to these services (2010: $nil).

During the year ended September 30, 2011, the Company generated revenue of $5,880 (2010: $2,873) relating to transaction fees, software license and installation fees, and membership fees from a customer which a Director and Officer of the Company controls.   Accounts receivable at September 30, 2011 included $2,102 (2010: $3,642) related to these services.

All amounts charged were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties and having normal trade terms.